Quarterly Holdings Report
for
Fidelity® International Capital Appreciation K6 Fund
January 31, 2023
IVFK6-NPRT1-0423
1.9883989.105
Common Stocks - 97.9%
	Shares	Value ($)
Canada - 10.3%
Brookfield Corp. (Canada) Class A	448,558	16,687,551
Canadian National Railway Co.	138,629	16,501,493
Canadian Pacific Railway Ltd.	213,573	16,857,267
Constellation Software, Inc.	9,964	17,604,053
Thomson Reuters Corp.	130,775	15,556,775
Waste Connections, Inc. (Canada)	111,398	14,782,181
TOTAL CANADA		97,989,320
Denmark - 4.2%
DSV A/S	101,238	16,659,212
Novo Nordisk A/S Series B	168,923	23,377,233
TOTAL DENMARK		40,036,445
France - 15.1%
Capgemini SA	81,356	15,380,790
Dassault Systemes SA	399,223	14,847,459
Hermes International SCA	11,113	20,713,728
L'Oreal SA	51,564	21,291,376
LVMH Moet Hennessy Louis Vuitton SE	32,280	28,179,647
Pernod Ricard SA	79,873	16,489,764
Schneider Electric SA	56,743	9,204,600
Teleperformance	60,441	16,755,650
TOTAL FRANCE		142,863,014
Germany - 1.7%
Infineon Technologies AG	457,956	16,491,200
India - 4.9%
HCL Technologies Ltd.	999,601	13,813,397
HDFC Bank Ltd. (a)	789,344	15,566,232
Infosys Ltd. sponsored ADR	880,693	16,557,028
TOTAL INDIA		45,936,657
Indonesia - 1.7%
PT Bank Central Asia Tbk	28,006,355	15,893,862
Ireland - 3.2%
Kingspan Group PLC (Ireland)	241,324	15,426,497
Linde PLC	45,253	14,976,028
TOTAL IRELAND		30,402,525
Japan - 7.0%
Hoya Corp.	146,535	16,114,738
Keyence Corp.	40,175	18,495,322
Recruit Holdings Co. Ltd.	496,973	15,982,783
Tokyo Electron Ltd.	45,528	15,913,143
TOTAL JAPAN		66,505,986
Netherlands - 8.0%
ASM International NV (Netherlands)	46,612	15,617,799
ASML Holding NV (Netherlands)	39,599	26,200,580
Ferrari NV (Italy)	75,506	18,789,565
Wolters Kluwer NV	138,793	15,111,514
TOTAL NETHERLANDS		75,719,458
Sweden - 3.2%
Atlas Copco AB (A Shares)	1,276,462	15,146,580
Hexagon AB (B Shares)	1,299,672	14,898,798
TOTAL SWEDEN		30,045,378
Switzerland - 10.4%
Compagnie Financiere Richemont SA Series A	139,155	21,451,763
Givaudan SA	4,709	15,204,592
Nestle SA (Reg. S)	227,668	27,777,558
Partners Group Holding AG	15,590	14,542,720
Sika AG	67,673	19,229,072
TOTAL SWITZERLAND		98,205,705
Taiwan - 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,779,961	31,383,435
United Kingdom - 12.2%
AstraZeneca PLC (United Kingdom)	157,624	20,650,721
Compass Group PLC	673,684	16,092,978
Diageo PLC	431,248	18,856,798
Halma PLC	545,457	14,444,584
London Stock Exchange Group PLC	169,427	15,510,194
RELX PLC (London Stock Exchange)	558,651	16,596,928
Rentokil Initial PLC	2,283,294	13,844,601
TOTAL UNITED KINGDOM		115,996,804
United States of America - 12.7%
Danaher Corp.	53,787	14,220,207
Marsh & McLennan Companies, Inc.	87,521	15,308,298
MercadoLibre, Inc. (a)	15,793	18,662,430
Moody's Corp.	50,134	16,180,749
NICE Ltd. sponsored ADR (a)(b)	71,774	14,888,081
S&P Global, Inc.	40,078	15,026,845
Thermo Fisher Scientific, Inc.	25,255	14,403,684
Zoetis, Inc. Class A	70,309	11,635,436
TOTAL UNITED STATES OF AMERICA		120,325,730
TOTAL COMMON STOCKS (Cost $755,834,985)		927,795,519

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	10,384,347	10,386,424
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	1,241,826	1,241,950
TOTAL MONEY MARKET FUNDS (Cost $11,628,374)		11,628,374

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $767,463,359)	939,423,893
NET OTHER ASSETS (LIABILITIES) - 0.9%	8,644,586
NET ASSETS - 100.0%	948,068,479

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	9,866,092	93,982,803	93,462,471	138,668	-	-	10,386,424	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	13,243,268	15,433,769	27,435,087	2,902	-	-	1,241,950	0.0%
Total	23,109,360	109,416,572	120,897,558	141,570	-	-	11,628,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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